TAXATION - Company's subsidiaries (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Taxation
Applicable tax rate (as a percent)						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax (benefits)/expenses						¥ 5,815	$ 832		¥ 2,604		¥ 1,750
Income Taxes Paid						5,740	821		2,700		1,290
Global minimum rate of tax														15.00%
Net income/(loss)						¥ 33,386	$ 4,775		¥ 17,227		¥ 10,002
Cayman
Taxation
Applicable tax rate (as a percent)						0.00%	0.00%	0.00%
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)						8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Percentage of withholding income tax rate imposed for dividends						5.00%	5.00%	5.00%
Effective income tax rate remaining reconciliation at federal statutory income tax rate						16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Net income/(loss) | $								$ 2		$ 2		$ 2
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)						25.00%	25.00%	25.00%
Percentage of withholding income tax rate imposed for dividends						10.00%	10.00%	10.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | HONG KONG
Taxation
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)						5.00%	5.00%	5.00%
Aggregate tax witheld						¥ 558			¥ 735
Unrecognized deferred tax liabilities						¥ 1,300			¥ 1,000
PRC Corporate Income Tax | High new tech enterprises
Taxation
Period during which enterprise preferential income tax is exempt						2 years	2 years	2 years
Period during which the certificate is valid						3 years	3 years	3 years
PRC Corporate Income Tax | High new tech enterprises | Beginning With The First Calendar Year Of Profitability
Taxation
Period over which reduction is admissible						3 years	3 years	3 years
Percentage exemption in enterprise income tax						50.00%	50.00%	50.00%
PRC Corporate Income Tax | High new tech enterprises | Shanghai Xielv Information Technology Co., Ltd
Taxation
Applicable tax rate (as a percent)						15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Business Travel Information Service (Shanghai) Co., Ltd
Taxation
Applicable tax rate (as a percent)						15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Domestic country
Taxation
Income tax (benefits)/expenses						¥ 2,742			¥ 1,475		¥ 875
Domestic country | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)	15.00%
Foreign country
Taxation
Income tax (benefits)/expenses						¥ 3,073			¥ 1,129		¥ 875
Singapore Tax
Taxation
Applicable tax rate (as a percent)						17.00%	17.00%	17.00%